DEBENTURES	12 Months Ended
Dec. 31, 2025
DEBENTURES.
DEBENTURES

NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2025
Issuance	Meeting	Issued	Held in treasury	Maturity	2025	2024
14th	August 26, 2014	20,000	20,000	August 30, 2034	—	—
16th	April 25, 2019	800,000	—	May 6, 2026	—	812,957
17th	May 29, 2024	1,500,000	—	May 29, 2029	1,514,441	1,510,163
18th	December 10, 2024	1,500,000	—	December 10, 2028	1,508,060	1,505,343
19th	June 05, 2025	1,375,000	—	June 04, 2032	1,384,898	—
Total Consolidated					4,407,399	3,828,463

Current					44,609	37,988
Non-current					4,362,790	3,790,475

The amortization schedules of long-term are as follows:

	2025	2024
2026	—	799,538
2028	1,496,022	1,495,447
2029	1,496,222	1,495,490
2030 on	1,370,546	—
	4,362,790	3,790,475

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate. The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial indexes.

The average interest rate was CDI + 0.67% for the year ended on December 31, 2025 (CDI + 0.74% for the year ended on December 31, 2024).

In June 2025, the Company announced a public offering for its 19th issuance of debentures, where it issued 1,375,000 (one million three hundred and seventy - five thousand) debentures in registered and written form, without issuing warrants or certificates, with a unit nominal value of R$ 1, totaling R$ 1.375 billion. In the same month, the Company made an early settlement of its 16th debenture issuance, in the amount of R$ 800 million.